Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2022	2023
Accounts receivable	45,826,900	32,351,611
Allowance for credit losses	(4,464,195)	(4,024,626)
	$41,362,705	$28,326,985

The Group adopted ASU 2016-13 from January 1, 2023 using modified-retrospective transition approach with a cumulative-effect adjustment to shareholders’ equity amounting to $5,888,082 recognized as of January 1, 2023. The Group recorded credit losses of $270,649 and $2,149,176 for the years ended December 31, 2021 and 2022, respectively, and reversed credit losses of $5,108,723 for the year ended December 31, 2023.